SHARE-BASED PAYMENTS (Q2) (Details)	1 Months Ended		6 Months Ended	12 Months Ended
	Apr. 30, 2023 $ / shares shares	Jan. 31, 2023 $ / shares shares	Jun. 30, 2023 Options item	Dec. 31, 2022 shares	Dec. 31, 2022 Options shares	Dec. 31, 2022 item shares	Dec. 31, 2022 shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 shares Options item $ / shares	Apr. 13, 2023
SHARE-BASED PAYMENTS
Exchange ratio											0.00858
Options
SHARE-BASED PAYMENTS
Number of awards granted (in shares) | shares							139,690,000			1,097,852,000
Number of shares for each award | shares	1	1		1	1	1	1	1	1	1
Exercise price (in dollars per share) | $ / shares	$ 0.03	$ 0.03						$ 0.03		$ 0.03
Options | Minimum
SHARE-BASED PAYMENTS
Vesting period			2 years	2 years
Options | Maximum
SHARE-BASED PAYMENTS
Vesting period			7 years	7 years
Options | Two batch
SHARE-BASED PAYMENTS
Number of awards granted (in shares) | Options			46,805,600							1,097,852,000
Number of batches | item			2							2
Options | Four batch
SHARE-BASED PAYMENTS
Number of awards granted (in shares)					139,690,400				139,690,400
Number of batches | item						4